Factor Receivables, Letters of Credit Payable and Loan Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Factor Receivables, Letters of Credit Payable and Loan Payable

NOTE 3: FACTOR RECEIVABLES, LETTERS OF CREDIT PAYABLE AND LOAN PAYABLE

In April 2013, the Company entered in a financing arrangement with a third-party purchase order financing company (the “Factor”), whereby the Company assigned to the Factor selected sales orders from its customers in exchange for opening a letter of credit (“LC”) with its vendors to manufacture its products. The Company pays a fixed fee of 5% of the cost of products it purchased from the vendor upon opening the LC, and 1% each 30 days thereafter, after the LC is funded by the Factor until such time the Factor receives the payment from the Company’s customers. The factoring agreement provides for full recourse against the Company for factored accounts receivable that are not collected by the Factor for any reason, and the collection of such accounts receivable are fully secured by substantially all the receivables of the Company. The factoring advances for the LCs at June 30, 2018 and December 31, 2017 have been treated as loan payable to third party in the accompanying balance sheets were $1,139,981 and $1,078,941, respectively. The total sales factored, net of allowances for sales returns, discounts and rebates, for the six months ended June 30, 2018 and 2017, were $4,089,820 and $4,421,041, respectively. The factor fees incurred for the six months ended June 30, 2018 and 2017, were $205,717 and $242,831, respectively. Total outstanding accounts receivable factored, net of allowance for sales returns, discounts and rebates of $13,000 as of June 30, 2018 and December 31, 2017 were $1,493,916 and $1,663,398, respectively.

NOTE 3: FACTOR RECEIVABLES, LETTERS OF CREDIT PAYABLE AND LOAN PAYABLE

In April 2013, the Company entered in a financing arrangement with a third-party purchase order financing company (the “Factor”), whereby the Company assigned to the Factor selected sales orders from its customers in exchange for opening a letter of credit (“LC”) with its vendors to manufacture its products. The Company pays a fixed fee of 5% of the cost of products it purchased from the vendor upon opening the LC, and 1% each 30 days thereafter, after the LC is funded by the Factor until such time the Factor receives the payment from the Company’s customers. The factoring agreement provides for full recourse against the Company for factored accounts receivable that are not collected by the Factor for any reason, and the collection of such accounts receivable are fully secured by substantially all the receivables of the Company. The factoring advances for the LCs at December 31, 2017 and 2016 which have been treated as loan payable to third party on the accompanying balance sheet were $1,078,941 and $1,244,129, respectively. The total accounts receivable factored for the year ended December 31, 2017 and 2016 were $8,453,623 and $8,088,035, respectively. The factor fees incurred for the years ended December 31, 2017 and 2016 were $461,624 and $409,240, respectively. Total outstanding accounts receivable factored, net of allowance for sales discounts and rebates of $13,000 as of each year end, were $1,663,398 and $1,238,912 at December 31, 2017 and 2016, respectively.

The Factor also made short term loans to the Company for its working capital needs. The loans advanced are unsecured, non-interest bearing and due on demand. The Company received a short-term loan of $75,000 during the year ended December 31, 2016 and made cash payments to the Factor of $211,146 to settle the short-term loans during the year ended December 31, 2016. No short-term advances were received from the factor in 2017. There was no balance outstanding in the short-term advances from the factor as of December 31, 2017 and 2016, respectively.